Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000217972
Shareholder Report [Line Items]
Fund Name	Equity Income ETF
Trading Symbol	TEQI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Income ETF (the "fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income ETF	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced in 2024, buoyed by generally favorable earnings and continuing artificial intelligence interest. Despite inflation exceeding the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market eased. Stocks rallied after the U.S. elections in November as investors expected President-elect Donald Trump's policies to support corporate profits, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection in materials led contributors to relative performance. Shares of International Paper fluctuated early on takeover rumors but rose after Andrew Silvernail became CEO in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples added value, particularly Philip Morris International.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher utilization expectations for the next quarter. In industrials and business services, stock choices and an underweight exposure hurt, driven by Stanley Black & Decker.

  The fund is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to consumer staples and a lower allocation to communication services and consumer discretionary.

Line Graph [Table Text Block]
	Fund (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
8/4/20	10,000	10,000	10,000
9/30/20	9,830	10,206	10,078
12/31/20	11,901	11,705	11,716
3/31/21	13,479	12,448	13,034
6/30/21	14,107	13,473	13,713
9/30/21	13,959	13,460	13,606
12/31/21	15,026	14,708	14,663
3/31/22	15,431	13,932	14,555
6/30/22	13,795	11,605	12,778
9/30/22	12,913	11,087	12,060
12/31/22	14,538	11,883	13,558
3/31/23	14,384	12,737	13,694
6/30/23	14,856	13,805	14,252
9/30/23	14,437	13,356	13,801
12/31/23	15,932	14,968	15,112
3/31/24	17,368	16,467	16,470
6/30/24	17,280	16,997	16,113
9/30/24	18,481	18,056	17,633
12/31/24	18,007	18,531	17,283

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 8/4/20
Equity Income ETF (Based on Net Asset Value)	13.03%	14.28%
Russell 3000 Index (Regulatory Benchmark)	23.81%	15.02%
Russell 1000 Value Index (Strategy Benchmark)	14.37%	13.22%

Performance Inception Date	Aug. 04, 2020
AssetsNet	$ 263,799,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 1,055
InvestmentCompanyPortfolioTurnover	19.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$263,799 Number of Portfolio Holdings123 Investment Advisory Fees Paid (000s)$1,055 Portfolio Turnover Rate19.6%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.0%
Health Care	15.5
Industrials & Business Services	12.0
Energy	9.2
Consumer Staples	9.0
Information Technology	8.9
Utilities	6.4
Communication Services	4.0
Real Estate	4.0
Other	7.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.3%
MetLife	2.1
Chubb	2.1
Southern	2.0
American International Group	1.9
GE Aerospace	1.9
QUALCOMM	1.8
Philip Morris International	1.8
Elevance Health	1.8
Charles Schwab	1.8

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Equity Income ETF.

Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends. The fund’s March 1, 2025 prospectus contains more information.

Material Fund Change Strategies [Text Block]

Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends. The fund’s March 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]	This is a summary of certain material changes to Equity Income ETF.